Loans Payable - Interest Rate Protection Transaction and Notes Payable (Details) - USD ($)			1 Months Ended							3 Months Ended		9 Months Ended		12 Months Ended		21 Months Ended
	Nov. 03, 2017	Nov. 03, 2017	Sep. 27, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Hampton Inn Property
Debt Instrument [Line Items]
Description of interest rate												LIBOR with a minimum rate of 6.1 percent		LIBOR with a minimum rate of 6.1 percent
Interest rate												6.10%		6.10%
Reduction of interest expense										$ 10,122	$ 3,386	$ 38,057	$ 3,386	$ 12,330	$ 0
Hampton Inn Property | Interest rate protection transaction
Debt Instrument [Line Items]
Description of interest rate	LIBOR BBA exceeds 2 percent								1-Month LIBOR BBA rate exceeded two percent
Interest rate	7.00%													2.51988%	1.56775%
Fair value amount				$ 126,797										$ 126,797	$ 83,436
Clemson Best Western Property
Debt Instrument [Line Items]
Description of interest rate												LIBOR with a minimum rate of 7.15 percent
Interest rate protection transaction
Debt Instrument [Line Items]
Interest rate												2.016%
Interest rate protection transaction | Hampton Inn Property
Debt Instrument [Line Items]
Description of interest rate		LIBOR BBA exceeds 2 percent							1 Month LIBOR BBA rate exceeded two percent			1-Month LIBOR 2.398		1-Month LIBOR 2.398
Interest rate		7.00%												2.52%
Fair value amount				126,797						7,129		$ 7,129		$ 126,797		$ 7,129
Reduction of interest expense				3,312	$ 3,423	$ 2,209	$ 1,141	$ 1,141	$ 1,104	10,122	$ 3,386	$ 38,057	$ 3,386
Interest rate protection transaction | Clemson Best Western Property
Debt Instrument [Line Items]
Description of interest rate			LIBOR BBA exceeds 3.5 percent													1-Month LIBOR was 2.016
Interest rate			8.40%									2.016%		2.52%
Fair value amount				$ 0						$ 1,364		$ 1,364		$ 0		$ 1,364